EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings
Attributable profit for the year	$ 524	$ 448	$ 600
Adjusted attributable profit (see below)	710	564	893
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	524	448	600
Acquisition-related costs	(73)	4	34
Restructuring and rationalisation expenses	113	124	134
Amortisation and impairment of acquisition intangibles	172	171	143
Legal and other	59	91	50
Impact of US tax reform		(142)
Taxation on excluded items	(85)	(132)	(68)
Adjusted attributable profit (see below)	710	564	893
Acquisition and disposal related items charged within operating profit	7	(4)	32
Acquisition and disposal related items charged within share of result of associates	5		2
Gain on disposal of interest in associate	75	0	0
Amortisation and impairment of acquisition intangibles cost charged within operating profit	172	171	143
Unwinding of discount	10	11	8
Legal and other charges	51	89	45
Bioventus LLC
Earnings
Attributable profit for the year	22	19
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	22	19
Gain on disposal of interest in associate	75	0
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount	8	$ 8	$ 5
UK
Attributable profit is reconciled to adjusted attributable profit as follows:
Interest on income taxes paid (refund)	$ 6